Summary of significant accounting policies - Deferred Exchange Shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022
Disclosure of detailed information about business combination [line items]
Number of deferred exchange shares		20,000,000
Nexters Global
Disclosure of detailed information about business combination [line items]
Number of deferred exchange shares	20,000,000
Nexters Global | Weighted average trading price is US$13.50
Disclosure of detailed information about business combination [line items]
Number of deferred exchange shares	10,000,000
Weighted average trading price	$ 13.50
Nexters Global | Weighted average trading price is US$17.00
Disclosure of detailed information about business combination [line items]
Number of deferred exchange shares	10,000,000
Weighted average trading price	$ 17.00